Investment Objectives and Goals	Sep. 30, 2025
Brookfield Global Listed Infrastructure Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brookfield Global Listed Infrastructure Fund
Brookfield Global Listed Real Estate Fund
Prospectus [Line Items]
Risk/Return [Heading]	Brookfield Global Listed Real Estate Fund